PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation	$ 14,017	$ 14,467	$ 22,590	$ 1,072